Adoption of New and Revised Standards (Tables)	12 Months Ended
Dec. 31, 2024
Adoption of New and Revised Standards [Abstract]
Schedule of Standards and Amendments Adopted

The following standards and amendments have been adopted by the Group for the first time for the financial year beginning on January 1, 2024:

Amendments to IFRS 16 Leases	Lease Liability in a Sale and Leaseback
Amendments to IAS 1 Presentation of Financial Statements	Classification of liabilities as Current or Non-Current and Non-current Liabilities with Covenants
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures	Supplier Finance Arrangements

Schedule of New and Amended IFRS Accounting Standards	None of these new standards and amendments to standards is expected to have a material effect on the consolidated financial statements of the Group.
Title	Effective date
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	1 January 2025
Amendments to IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments	1 January 2026
Annual Improvements to IFRS – Volume 11	1 January 2026